Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Multi Class Prospectus | Mid Cap Growth Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MACGX
Multi Class Prospectus | Mid Cap Growth Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPEGX
Multi Class Prospectus | Mid Cap Growth Portfolio | Class L
Risk/Return:
Trading Symbol	MSKLX
Multi Class Prospectus | Core Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPSFX
Multi Class Prospectus | Core Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MDIAX
Multi Class Prospectus | Core Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSXLX
Multi Class Prospectus | Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MFXAX
Multi Class Prospectus | Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFIX
Multi Class Prospectus | Core Plus Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSIOX
Multi Class Prospectus | Corporate Bond Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MIGAX
Multi Class Prospectus | Corporate Bond Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFDX
Multi Class Prospectus | Corporate Bond Portfolio | Class L Shares
Risk/Return:
Trading Symbol	MGILX
Multi Class Prospectus | High Yield Portfolio | Class I
Risk/Return:
Trading Symbol	MSYIX
Multi Class Prospectus | High Yield Portfolio | Class A
Risk/Return:
Trading Symbol	MSYPX
Multi Class Prospectus | High Yield Portfolio | Class L
Risk/Return:
Trading Symbol	MSYLX
Multi Class Prospectus | Limited Duration Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPLDX
Multi Class Prospectus | Limited Duration Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MLDAX
Multi Class Prospectus | Limited Duration Portfolio | Class L
Risk/Return:
Trading Symbol	MSJLX
Multi Class Prospectus | Global Strategist Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MBAAX
Multi Class Prospectus | Global Strategist Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPBAX
Multi Class Prospectus | Global Strategist Portfolio | Class L
Risk/Return:
Trading Symbol	MSDLX
Class IS Prospectus | Mid Cap Growth Portfolio | Class IS
Risk/Return:
Trading Symbol	MMCGX